Intangible assets, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Amortization of acquired intangible assets and land use right	¥ 756,427	$ 115,928	¥ 699,243	¥ 60,246
Finite-Lived Intangible Assets [Member]
Amortization of acquired intangible assets and land use right	¥ 708,331		¥ 651,147	¥ 12,146